Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT1-0423
1.9903808.101
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.1%
Nippon Telegraph & Telephone Corp.	337,600	10,123,113
Entertainment - 2.4%
Capcom Co. Ltd.	48,900	1,584,547
Koei Tecmo Holdings Co. Ltd.	33,200	603,780
Konami Group Corp.	26,300	1,293,262
Nexon Co. Ltd.	134,400	3,240,728
Nintendo Co. Ltd.	311,700	13,514,628
Square Enix Holdings Co. Ltd.	24,200	1,144,449
Toho Co. Ltd.	31,600	1,167,098
		22,548,492
Interactive Media & Services - 0.3%
Kakaku.com, Inc.	37,700	628,538
Z Holdings Corp.	754,200	2,194,511
		2,823,049
Media - 0.4%
CyberAgent, Inc.	121,400	1,135,328
Dentsu Group, Inc.	61,100	1,967,963
Hakuhodo DY Holdings, Inc.	66,000	713,285
		3,816,576
Wireless Telecommunication Services - 4.2%
KDDI Corp.	455,500	14,231,393
SoftBank Corp.	811,200	9,281,833
SoftBank Group Corp.	340,600	16,124,713
		39,637,939
TOTAL COMMUNICATION SERVICES		78,949,169
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 1.8%
Aisin Seiki Co. Ltd.	41,600	1,213,701
Bridgestone Corp.	161,200	6,018,110
DENSO Corp.	122,400	6,610,297
Koito Manufacturing Co. Ltd.	59,000	995,223
Sumitomo Electric Industries Ltd.	201,800	2,424,863
		17,262,194
Automobiles - 7.4%
Honda Motor Co. Ltd.	460,400	11,388,690
Isuzu Motors Ltd.	164,700	2,082,689
Mazda Motor Corp.	160,600	1,278,374
Nissan Motor Co. Ltd.	655,600	2,355,532
Subaru Corp.	173,800	2,855,820
Suzuki Motor Corp.	104,000	3,899,189
Toyota Motor Corp.	2,994,900	43,982,261
Yamaha Motor Co. Ltd.	84,100	2,071,441
		69,913,996
Hotels, Restaurants & Leisure - 1.1%
McDonald's Holdings Co. (Japan) Ltd.	24,400	963,980
Oriental Land Co. Ltd.	56,500	9,414,029
		10,378,009
Household Durables - 4.7%
Iida Group Holdings Co. Ltd.	40,700	678,488
Open House Group Co. Ltd.	22,100	836,049
Panasonic Holdings Corp.	623,700	5,783,802
Sekisui Chemical Co. Ltd.	104,700	1,466,668
Sekisui House Ltd. (a)	174,000	3,288,471
Sharp Corp.	64,300	534,466
Sony Group Corp.	356,100	31,818,100
		44,406,044
Internet & Direct Marketing Retail - 0.2%
Rakuten Group, Inc.	246,600	1,257,277
ZOZO, Inc.	35,200	912,497
		2,169,774
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	56,400	3,771,681
SHIMANO, Inc.	20,600	3,673,711
Yamaha Corp.	39,700	1,543,699
		8,989,091
Multiline Retail - 0.2%
Pan Pacific International Holdings Ltd.	107,500	1,988,012
Specialty Retail - 1.6%
Fast Retailing Co. Ltd.	16,500	10,021,431
Hikari Tsushin, Inc.	5,700	813,608
Nitori Holdings Co. Ltd.	22,600	2,991,241
USS Co. Ltd.	58,100	955,639
		14,781,919
TOTAL CONSUMER DISCRETIONARY		169,889,039
CONSUMER STAPLES - 6.6%
Beverages - 1.0%
Asahi Group Holdings	128,900	4,256,570
ITO EN Ltd.	15,100	538,764
Kirin Holdings Co. Ltd.	232,300	3,579,680
Suntory Beverage & Food Ltd.	39,300	1,327,073
		9,702,087
Food & Staples Retailing - 1.7%
AEON Co. Ltd.	184,700	3,786,661
Kobe Bussan Co. Ltd.	42,500	1,227,050
Seven & i Holdings Co. Ltd.	212,800	10,046,909
Welcia Holdings Co. Ltd.	26,600	594,528
		15,655,148
Food Products - 1.3%
Ajinomoto Co., Inc.	128,900	4,249,652
Kikkoman Corp.	41,100	2,173,866
Meiji Holdings Co. Ltd.	31,400	1,619,383
Nisshin Seifun Group, Inc.	55,900	700,175
Nissin Food Holdings Co. Ltd.	17,700	1,383,745
Yakult Honsha Co. Ltd.	36,200	2,584,243
		12,711,064
Household Products - 0.5%
Unicharm Corp.	114,000	4,348,605
Personal Products - 1.4%
Kao Corp.	134,100	5,420,569
Kobayashi Pharmaceutical Co. Ltd.	15,100	1,084,061
Kose Corp.	9,400	1,037,130
Shiseido Co. Ltd.	113,000	5,873,291
		13,415,051
Tobacco - 0.7%
Japan Tobacco, Inc.	338,900	6,910,822
TOTAL CONSUMER STAPLES		62,742,777
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings, Inc.	866,600	3,102,598
Idemitsu Kosan Co. Ltd.	58,900	1,472,545
INPEX Corp.	293,700	3,227,366
		7,802,509
FINANCIALS - 12.0%
Banks - 6.7%
Chiba Bank Ltd.	149,700	1,132,691
Concordia Financial Group Ltd.	307,400	1,350,828
Japan Post Bank Co. Ltd. (a)	116,500	1,035,089
Mitsubishi UFJ Financial Group, Inc.	3,375,800	24,727,335
Mizuho Financial Group, Inc.	681,200	10,640,660
Resona Holdings, Inc.	610,200	3,376,679
Shizuoka Financial Group	126,000	1,067,427
Sumitomo Mitsui Financial Group, Inc.	368,800	16,028,452
Sumitomo Mitsui Trust Holdings, Inc.	95,400	3,475,292
		62,834,453
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	376,700	1,777,684
Japan Exchange Group, Inc.	141,800	2,170,189
Nomura Holdings, Inc.	821,900	3,280,065
SBI Holdings, Inc. Japan	69,200	1,466,992
		8,694,930
Diversified Financial Services - 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	186,400	951,413
ORIX Corp.	337,600	5,936,017
		6,887,430
Insurance - 3.7%
Dai-ichi Mutual Life Insurance Co.	276,700	6,492,152
Japan Post Holdings Co. Ltd.	671,400	5,894,531
Japan Post Insurance Co. Ltd.	56,400	1,006,174
MS&AD Insurance Group Holdings, Inc.	125,800	4,034,874
Sompo Holdings, Inc.	88,400	3,805,522
T&D Holdings, Inc.	149,700	2,396,137
Tokio Marine Holdings, Inc.	518,500	10,859,834
		34,489,224
TOTAL FINANCIALS		112,906,037
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 2.9%
ASAHI INTECC Co. Ltd.	61,400	1,077,213
Hoya Corp.	102,000	11,217,138
Olympus Corp.	345,000	6,485,871
Sysmex Corp.	47,400	3,146,653
Terumo Corp.	182,300	5,306,820
		27,233,695
Health Care Technology - 0.3%
M3, Inc.	124,600	3,406,929
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	518,500	7,632,389
Chugai Pharmaceutical Co. Ltd.	189,700	4,917,989
Daiichi Sankyo Kabushiki Kaisha	494,900	15,543,292
Eisai Co. Ltd.	71,200	4,405,143
Kyowa Hakko Kirin Co., Ltd.	76,200	1,699,334
Nippon Shinyaku Co. Ltd.	13,900	715,380
Ono Pharmaceutical Co. Ltd.	102,300	2,219,777
Otsuka Holdings Co. Ltd.	110,300	3,538,472
Shionogi & Co. Ltd.	74,800	3,564,559
Takeda Pharmaceutical Co. Ltd.	424,500	13,345,175
		57,581,510
TOTAL HEALTH CARE		88,222,134
INDUSTRIALS - 22.0%
Air Freight & Logistics - 0.4%
Nippon Express Holdings, Inc.	21,700	1,259,311
SG Holdings Co. Ltd.	81,400	1,256,110
Yamato Holdings Co. Ltd.	80,400	1,406,755
		3,922,176
Airlines - 0.2%
Ana Holdings, Inc. (b)	45,100	998,187
Japan Airlines Co. Ltd. (b)	40,700	863,149
		1,861,336
Building Products - 1.8%
AGC, Inc.	54,600	2,011,781
Daikin Industries Ltd.	70,400	12,228,108
LIXIL Group Corp.	81,100	1,400,093
Toto Ltd.	40,000	1,554,517
		17,194,499
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	62,700	1,480,325
Secom Co. Ltd.	59,300	3,532,846
Toppan, Inc.	74,100	1,193,912
		6,207,083
Construction & Engineering - 0.6%
Kajima Corp.	119,400	1,466,386
Obayashi Corp.	183,400	1,422,583
SHIMIZU Corp.	155,900	873,928
Taisei Corp.	51,000	1,760,621
		5,523,518
Electrical Equipment - 1.5%
Fuji Electric Co. Ltd.	35,800	1,449,112
Mitsubishi Electric Corp.	545,700	6,014,026
Nidec Corp.	126,300	6,999,400
		14,462,538
Industrial Conglomerates - 1.9%
Hitachi Ltd.	273,500	14,343,016
Toshiba Corp.	110,100	3,781,566
		18,124,582
Machinery - 5.1%
Daifuku Co. Ltd.	28,600	1,574,823
FANUC Corp.	54,200	9,576,582
Hitachi Construction Machinery Co. Ltd.	30,400	716,933
Hoshizaki Corp.	30,700	1,103,551
Komatsu Ltd.	261,100	6,416,392
Kubota Corp.	288,100	4,329,654
Kurita Water Industries Ltd.	29,500	1,333,939
Makita Corp.	63,300	1,686,113
Minebea Mitsumi, Inc.	102,500	1,786,852
Misumi Group, Inc.	80,300	2,020,948
Mitsubishi Heavy Industries Ltd.	90,500	3,548,503
NGK Insulators Ltd.	67,200	930,135
SMC Corp.	16,200	8,228,158
Toyota Industries Corp.	41,400	2,520,128
Yaskawa Electric Corp.	67,800	2,650,243
		48,422,954
Marine - 0.6%
Mitsui OSK Lines Ltd.	97,100	2,409,899
Nippon Yusen KK (a)	136,900	3,256,696
		5,666,595
Professional Services - 1.6%
Nihon M&A Center Holdings, Inc.	85,500	874,101
Persol Holdings Co. Ltd.	50,100	1,098,469
Recruit Holdings Co. Ltd.	407,100	13,092,443
		15,065,013
Road & Rail - 2.4%
Central Japan Railway Co.	40,700	4,964,372
East Japan Railway Co.	85,400	4,761,754
Hankyu Hanshin Holdings, Inc.	64,600	1,920,070
Keio Corp.	29,000	1,064,431
Keisei Electric Railway Co.	36,500	1,064,668
Kintetsu Group Holdings Co. Ltd.	48,500	1,579,402
Odakyu Electric Railway Co. Ltd.	83,300	1,095,176
Tobu Railway Co. Ltd.	53,300	1,250,584
Tokyu Corp.	150,000	1,928,909
West Japan Railway Co.	62,000	2,596,467
		22,225,833
Trading Companies & Distributors - 5.2%
Itochu Corp.	335,700	10,850,441
Marubeni Corp.	436,700	5,357,691
Mitsubishi Corp.	356,600	11,941,092
Mitsui & Co. Ltd.	404,800	11,942,711
MonotaRO Co. Ltd.	70,800	1,072,504
Sumitomo Corp.	318,100	5,709,872
Toyota Tsusho Corp.	60,000	2,540,530
		49,414,841
TOTAL INDUSTRIALS		208,090,968
INFORMATION TECHNOLOGY - 13.7%
Electronic Equipment & Components - 5.8%
Azbil Corp.	32,500	916,451
Hamamatsu Photonics K.K.	39,600	2,115,840
Hirose Electric Co. Ltd.	8,400	1,093,548
Ibiden Co. Ltd.	31,800	1,241,119
Keyence Corp.	54,900	25,274,255
Kyocera Corp.	90,600	4,701,361
Murata Manufacturing Co. Ltd.	162,200	9,268,189
OMRON Corp.	52,400	3,031,895
Shimadzu Corp.	66,900	2,055,909
TDK Corp.	109,800	3,922,746
Yokogawa Electric Corp.	64,500	1,132,594
		54,753,907
IT Services - 2.6%
Fujitsu Ltd.	55,500	7,902,059
GMO Payment Gateway, Inc.	11,900	1,101,131
ITOCHU Techno-Solutions Corp.	27,100	670,929
NEC Corp.	69,300	2,503,645
Nomura Research Institute Ltd.	112,200	2,693,652
NTT Data Corp.	178,200	2,764,129
OBIC Co. Ltd.	19,700	3,158,435
Otsuka Corp.	32,200	1,059,366
SCSK Corp.	44,100	718,276
TIS, Inc.	63,800	1,839,695
		24,411,317
Semiconductors & Semiconductor Equipment - 3.4%
Advantest Corp.	53,500	3,834,932
Disco Corp.	8,200	2,463,548
Lasertec Corp.	21,300	4,032,578
Renesas Electronics Corp. (b)	331,100	3,405,728
ROHM Co. Ltd.	24,700	1,979,249
Sumco Corp.	98,900	1,465,379
Tokyo Electron Ltd.	42,200	14,749,927
		31,931,341
Software - 0.3%
Oracle Corp. Japan	10,900	746,725
Trend Micro, Inc.	37,800	1,871,630
		2,618,355
Technology Hardware, Storage & Peripherals - 1.6%
Brother Industries Ltd.	66,600	1,034,450
Canon, Inc.	282,500	6,269,339
FUJIFILM Holdings Corp.	101,700	5,382,085
Ricoh Co. Ltd.	162,000	1,257,544
Seiko Epson Corp.	79,000	1,225,132
		15,168,550
TOTAL INFORMATION TECHNOLOGY		128,883,470
MATERIALS - 4.8%
Chemicals - 3.7%
Asahi Kasei Corp.	354,300	2,684,756
JSR Corp.	50,000	1,125,008
Mitsubishi Chemical Holdings Corp.	361,600	2,029,100
Mitsui Chemicals, Inc.	52,000	1,224,003
Nippon Paint Holdings Co. Ltd.	234,300	2,139,038
Nippon Sanso Holdings Corp.	48,900	797,602
Nissan Chemical Corp.	35,900	1,694,827
Nitto Denko Corp.	40,200	2,598,426
Shin-Etsu Chemical Co. Ltd.	105,900	15,612,111
Sumitomo Chemical Co. Ltd.	420,900	1,615,680
Toray Industries, Inc.	391,600	2,406,011
Tosoh Corp.	73,400	960,323
		34,886,885
Metals & Mining - 1.0%
JFE Holdings, Inc.	138,800	1,830,168
Nippon Steel & Sumitomo Metal Corp.	228,100	4,747,842
Sumitomo Metal Mining Co. Ltd.	69,800	2,834,107
		9,412,117
Paper & Forest Products - 0.1%
Oji Holdings Corp.	229,200	947,227
TOTAL MATERIALS		45,246,229
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Daiwa House REIT Investment Corp.	622	1,353,307
GLP J-REIT	1,205	1,363,531
Japan Real Estate Investment Corp.	352	1,509,197
Japan Retail Fund Investment Corp.	1,974	1,526,069
Nippon Building Fund, Inc.	432	1,887,997
Nippon Prologis REIT, Inc.	603	1,368,292
Nomura Real Estate Master Fund, Inc.	1,198	1,401,019
		10,409,412
Real Estate Management & Development - 2.0%
Daito Trust Construction Co. Ltd.	17,500	1,729,326
Daiwa House Industry Co. Ltd.	169,400	4,068,146
Hulic Co. Ltd.	108,400	891,025
Mitsubishi Estate Co. Ltd.	334,000	4,292,943
Mitsui Fudosan Co. Ltd.	255,900	4,796,502
Nomura Real Estate Holdings, Inc.	33,600	740,559
Sumitomo Realty & Development Co. Ltd.	87,400	2,130,561
		18,649,062
TOTAL REAL ESTATE		29,058,474
UTILITIES - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	182,000	1,960,336
Kansai Electric Power Co., Inc.	198,800	1,911,878
Tokyo Electric Power Co., Inc. (b)	431,100	1,614,379
		5,486,593
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	105,900	1,708,896
Tokyo Gas Co. Ltd.	110,500	2,313,837
		4,022,733
TOTAL UTILITIES		9,509,326
TOTAL COMMON STOCKS (Cost $1,065,568,893)		941,300,132

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $392,497)	400,000	392,490

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	242,609	242,657
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	6,436,856	6,437,500
TOTAL MONEY MARKET FUNDS (Cost $6,680,157)		6,680,157

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,072,641,547)	948,372,779
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,228,639)
NET ASSETS - 100.0%	944,144,140

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	27	Mar 2023	2,851,112	117,821	117,821

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $157,977.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	2,200,319	1,523,287	3,480,949	1,904	-	-	242,657	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	19,488,050	13,050,550	7,491	-	-	6,437,500	0.0%
Total	2,200,319	21,011,337	16,531,499	9,395	-	-	6,680,157

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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